Business Combination - Summary of recognized profit from bargain purchase as a result of business combination (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure Of bargain purchase gain occurred as the fair value of identifiable net assets exceeded the consideration transferred [Line Items]
Bargain purchase gain		₩ 581,010	$ 402,208	₩ 0	₩ 0
ABL Life Insurance Co Ltd [Member]
Disclosure Of bargain purchase gain occurred as the fair value of identifiable net assets exceeded the consideration transferred [Line Items]
Consideration transferred		264,946
Identifiable net assets fair value	[1]	571,765
Bargain purchase gain	[2]	306,819
Tongyang Life Insurance Co Ltd [Member]
Disclosure Of bargain purchase gain occurred as the fair value of identifiable net assets exceeded the consideration transferred [Line Items]
Consideration transferred		1,281,963
Identifiable net assets fair value	[1]	2,199,458
Non-controlling interests	[3]	236,994
Hybrid securities	[4]	406,310
Bargain purchase gain	[2]	₩ 274,191

[1]	The Group measured the identifiable assets and liabilities of the acquiree at their fair values as of the acquisition date for the purpose of allocating the consideration transferred.
[2]	Included in other non-operating income in the consolidated statement of comprehensive income.
[3]	The non-controlling interests in Tongyang Life acquired during the current period were measured at the fair value based on the closing price at the acquisition date.
[4]	It is a hybrid securities issued by Tongyang Life and classified as equity, which does not grant rights to a proportionate interest of the acquiree’s identifiable net assets, and was measured at fair value using the Hull-White valuation method with discount rates based on credit ratings, interest rate volatility, and exchange rates as input variables.